CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2019	Jun. 30, 2018
BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0.0185
Common shares, shares authorized	100,000,000	100,000,000
Common shares, shares issued	21,799,300	18,380,349
Common shares, shares outstanding	21,799,300	18,380,349